SUBSEQUENT EVENTS (Details Narrative) - shares	Oct. 02, 2025	Mar. 06, 2025	Jan. 22, 2025	Oct. 31, 2024
Control Micro Systems Inc [Member]
Subsequent Event [Line Items]
Number of share issued				100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares of restricted Common Stock	130,000
Subsequent Event [Member] | Control Micro Systems Inc [Member]
Subsequent Event [Line Items]
Number of share issued			18,692
Subsequent Event [Member] | Fonon Corp Acquisition [Member]
Subsequent Event [Line Items]
Number of share issued		65,000